GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Details 1) $ in Thousands	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Fiscal 2024	$ 3,347
Fiscal 2025	3,307
Fiscal 2026	3,143
Fiscal 2027	2,172
Fiscal 2028	556
Total	$ 12,525